STOCKHOLDERS EQUITY (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
STOCKHOLDERS EQUITY
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	117.40%	117.40%
Risk-free rate	5.00%	5.00%
Expected life of options	0 months	0 months